PROVISION FOR DISMANTLEMENT	12 Months Ended
Dec. 31, 2019
PROVISION FOR DISMANTLEMENT [abstract]
Disclosure of provision for dismantlement
29.	PROVISION FOR DISMANTLEMENT

	2018	2019
	(restated)

At January 1	54,114	54,878
New projects(1)	3,468	3,309
Revision(1)	(4,090)	5,117
Utilization	(1,337)	(1,141)
Deletion	-	(15)
Unwinding of discount(2) (note 8)	2,560	2,794
Exchange differences	163	660

At December 31	54,878	65,602

Current portion of provision for dismantlement included in other payables and accrued liabilities (note 26)	(674)	(1,439)

At December 31	54,204	64,163

(1)	The amounts are included in the additions of oil and gas properties in note 14.

(2)	The discount rates used for calculating the provision for dismantlement is 3.50%-4.25% (2018: 5%, 2017: 4% to 5%).